SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2013
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 8:-	SHAREHOLDERS' EQUITY

a.
On April 24, 2013, the Company entered into a private placement transaction (the "2013 PIPE"). Under the PIPE investment, the Company issued 1,239,639 Ordinary Shares to investors (investors in the 2013 PIPE included certain existing shareholders) at an aggregate purchase price of $ 3,459 or $ 2.79 per Ordinary Share. The Company also issued to the investors warrants to purchase one Ordinary Share for every three Ordinary Shares purchased by each investor (up to 413,213 shares) for an exercise price of $ 3.49 per Ordinary Share. The warrants are exercisable for three years from the closing of the 2013 PIPE.  As of June 30, 2013, no warrants were exercised.

b.
On April 3, 2013, the Company approved a new Share Option Plan (the "2013 Share Option Plan"). The 2013 Share Option Plan grants options to purchase Ordinary Shares. These options are granted pursuant to the 2013 Share Option Plan for the purpose of providing incentives to employees, directors, consultants and contractors of the Company.

c.	The following is a summary of the Company's stock options activity for the six months ended June 30, 2013:

	Number of options(in thousands)	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at December 31, 2012	1,034,205	4.0	4.0	$529
Granted	210,750	3.65
Exercised	(41,845)	1.02
Expired & Forfeited	(39,750)	6.11

Outstanding at June 30, 2013	1,163,360	3.98	4.49	$792

Exercisable at June 30, 2013	827,052	4.17	3.38	$744

Vested and expected to vest at June 30, 3013	1,163,360	3.98	4.49	$792

The weighted average fair value of options granted during the six months ended June 30, 2013 was $ 1.69.

The following table shows the total stock-based compensation expense included in the interim condensed consolidated statements of operations:

	Six months ended June 30,
	2013	2012
	Unaudited

Cost of sales	$5	$9
Research and development	86	98
Selling and marketing	61	92
General and administrative	145	72

	$297	$271